CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (687,057)	$ (750,942)	$ (7,631,636)
Items not affecting cash:
Amortization	188,078	244,659	304,555
Accretion of asset retirement obligation	16,000	16,000	16,000
Stock-based compensation	108,302	58,055	1,041,591
Warrant expense (gain)	(992)	(338,597)	339,589
Options receipts in excess of property value	0	0	(135,000)
Unrealized foreign exchange (gain) loss	11,969	11,316	(42,860)
Realized gain on sale of trading securities	(9,051)	(21,440)	(379,363)
Purchase of trading securities	(118,289)	(174,547)	(82,031)
Proceeds on sale of trading securities	140,121	110,463	1,969,511
Unrealized loss on trading securities	35,268	193,612	805,953
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	167,837	(147,712)	221,337
(Increase) decrease in inventory	(89,938)	0	0
Increase (decrease) in accounts payable and accrued liabilities	(80,114)	(93,595)	(341,353)
Net cash used in operating activities	(317,866)	(892,728)	(3,913,707)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of capital stock	(136,679)	(110,546)	(54,831)
Issuance of capital stock, net of financing costs	0	0	1,643,701
Net cash provided by (used in) financing activities	(136,679)	(110,546)	1,588,870
CASH FLOWS FROM INVESTING ACTIVITIES
Restricted cash	0	(361)	0
Option payments received	0	0	135,000
Net cash used in investing activities	0	(361)	135,000
Change in cash and cash equivalents during the year	(454,545)	(1,003,635)	(2,189,837)
Cash and cash equivalents, beginning of the year	1,305,281	2,308,916	4,498,753
Cash and cash equivalents, end of the year	$ 850,736	$ 1,305,281	$ 2,308,916